POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - RECONCILIATION OF BENEFIT PLANS RECOGNIZED IN THE BALANCE SHEET (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Pension Plans, Defined Benefit [Member]
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Noncurrent assets	$ 114		$ 128
Current liability	(40)		(43)
Noncurrent liability	(6,027)		(5,684)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(5,953)		(5,599)
AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	4,049		4,010
Prior service cost (credit)	353		261
NET AMOUNTS RECOGNIZED IN AOCI	4,402		4,271
Service cost	300	[1]	267	[1]	270
Defined Benefit Plan, Interest Cost	560	[1]	611	[1]	588
Defined Benefit Plan, Expected Return on Plan Assets	(587)		(573)		(492)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	18		21		18
Defined Benefit Plan, Amortization of Gains (Losses)	213		102		154
Defined Benefit Plan, Special Termination Benefits	(39)	[1]	0	[1]	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	4		6		0
Defined Benefit Plan Gross Periodic Benefit Cost	547		434		538
Employee Stock Ownership Plan (ESOP), Dividends Paid to ESOP	0		0		0
Defined Benefit Plan, Net Periodic Benefit Cost	547		434		538
CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss - current year	264		2,009
Prior service cost - current year	104		(44)
Amortization of net actuarial loss	(213)		(102)
Amortization of prior service (cost) / credit	(18)		(21)
Settlement / curtailment cost	(4)		(6)
Currency translation and other	(2)		(234)
TOTAL CHANGE IN AOCI	131		1,602
NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	678		2,036
Other Retiree Benefits
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Noncurrent assets	0		0
Current liability	(23)		(23)
Noncurrent liability	(1,713)		(3,270)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(1,736)		(3,293)
AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	1,772		3,565
Prior service cost (credit)	(54)		(75)
NET AMOUNTS RECOGNIZED IN AOCI	1,718		3,490
Service cost	190	[2]	142	[2]	146
Defined Benefit Plan, Interest Cost	260	[2]	276	[2]	270
Defined Benefit Plan, Expected Return on Plan Assets	(382)		(434)		(431)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	(20)		(20)		(18)
Defined Benefit Plan, Amortization of Gains (Losses)	199		99		96
Defined Benefit Plan, Special Termination Benefits	(18)	[2]	(27)	[2]	(3)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	0		0		0
Defined Benefit Plan Gross Periodic Benefit Cost	265		90		66
Employee Stock Ownership Plan (ESOP), Dividends Paid to ESOP	(70)		(74)		(79)
Defined Benefit Plan, Net Periodic Benefit Cost	195		16		(13)
CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss - current year	(1,594)		1,516
Prior service cost - current year	0		0
Amortization of net actuarial loss	(199)		(99)
Amortization of prior service (cost) / credit	20		20
Settlement / curtailment cost	0		0
Currency translation and other	1		(36)
TOTAL CHANGE IN AOCI	(1,772)		1,401
NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	$ (1,577)		$ 1,417

[1]	Primarily non-U.S.-based defined benefit retirement plans.
[2]	Primarily U.S.-based other postretirement benefit plans.